Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income (loss)	$ 2,258	$ 2,272	$ 259
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	1,987	2,173	2,205
Share-based compensation	314	281	338
Excess tax benefits from share-based compensation plans	0	0	(5)
Amortization of discount on debt	42	40	34
Amortization of debt issuance costs	10	12	16
Net (gain) loss on sale of assets	0	(1,615)	(11)
(Gain) loss on extinguishment of debt	26	41	32
Results relating to equity-accounted investees	(54)	(22)	(11)
Deferred tax expense (benefit)	(211)	(797)	(925)
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	187	31	(51)
(Increase) decrease in inventories	(65)	(120)	568
Increase (decrease) in accounts payable and accrued liabilities	(129)	225	(156)
Decrease (increase) in other non-current assets	(22)	(100)	5
Exchange differences	14	30	15
Other items	12	(4)	(10)
Net cash provided by (used for) operating activities	4,369	2,447	2,303
Cash flows from investing activities:
Purchase of identified intangible assets	(50)	(66)	(59)
Capital expenditures on property, plant and equipment	(611)	(552)	(389)
Proceeds from disposals of property, plant and equipment	1	2	1
Purchase of interests in businesses, net of cash acquired	(18)	0	(202)
Proceeds from sale of interests in businesses, net of cash divested	159	2,682	20
Purchase of available-for-sale securities	(9)	0	0
Proceeds from the sale of securities	2	0	0
Proceeds from return of equity investment	4	0	0
Other	0	6	2
Net cash provided by (used for) investing activities	(522)	2,072	(627)
Cash flows from financing activities:
Repayments of short-term debt	(1,000)	0	(6)
Proceeds from the issuance of short-term debt	1,000	0	0
Amounts drawn under the revolving credit facility	0	0	200
Repayments under the revolving credit facility	0	0	(200)
Repurchase of long-term debt	(1,273)	(2,728)	(3,295)
Principal payments on long-term debt	(1)	(16)	(38)
Proceeds from the issuance of long-term debt	1,997	0	3,259
Cash paid for debt issuance costs	(23)	0	(26)
Cash paid for terminated acquisition adjustment event	(60)	0	0
Dividends paid to non-controlling interests	(54)	(89)	(126)
Dividends paid to common stockholders	(74)	0	0
Cash proceeds from exercise of stock options	39	233	115
Purchase of treasury shares and restricted stock unit withholdings	(5,006)	(286)	(1,280)
Cash paid on behalf of shareholders for tax on repurchased shares	(142)	0	0
Excess tax benefits from share-based compensation plans	0	0	5
Net cash provided by (used for) financing activities	(4,597)	(2,886)	(1,392)
Effect of changes in exchange rates on cash positions	(8)	20	(4)
Increase (decrease) in cash and cash equivalents	(758)	1,653	280
Cash and cash equivalents at beginning of period	3,547	1,894	1,614
Cash and cash equivalents at end of period	2,789	3,547	1,894
Net cash paid during the period for:
Interest	177	245	348
Income taxes	188	356	67
Net gain (loss) on sale of assets:
Cash proceeds from the sale of assets	0	2,688	21
Book value of these assets	0	(1,073)	(10)
Net (gain) loss on sale of assets	0	1,615	11
ASC 606 [Member] | Receivables [Member]
Non-cash adjustment related to the adoption of ASC 606:
Non-cash adjustment	(36)	0	0
ASC 606 [Member] | Inventories [Member]
Non-cash adjustment related to the adoption of ASC 606:
Non-cash adjustment	22	0	0
Exchange of Term Loan B for Term Loan F [Member]
Non-cash investing and financing information:
Exchange of one Term Loan for another	$ 0	$ 0	$ 1,422